Information about financial instruments - Summary of Customers Representing Company's Total Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Accounts receivable	$ 8,494	$ 13,622	$ 17,277
Credit risk | Customer A | China
Disclosure of major customers [line items]
Percentage of entity's revenue	33.00%	0.00%	0.00%
Accounts receivable	$ 3,375,000	$ 0	$ 0
Credit risk | Customer B | Germany
Disclosure of major customers [line items]
Percentage of entity's revenue	24.00%	10.00%	0.00%
Accounts receivable	$ 3,585,000	$ 3,652,000	$ 0
Credit risk | Customer C | America
Disclosure of major customers [line items]
Percentage of entity's revenue	14.00%	23.00%	18.00%
Accounts receivable	$ 0	$ 1,800,000	$ 0
Credit risk | Customer D | Japan
Disclosure of major customers [line items]
Percentage of entity's revenue	11.00%	13.00%	10.00%
Accounts receivable	$ 0	$ 7,736,000	$ 5,120,000
Credit risk | Customer E | Taiwan
Disclosure of major customers [line items]
Percentage of entity's revenue	1000.00%	23.00%	20.00%
Accounts receivable	$ 0	$ 545,000	$ 4,767,000
Credit risk | Customer F | China
Disclosure of major customers [line items]
Percentage of entity's revenue	1000.00%	14.00%	1000.00%
Accounts receivable	$ 169,500	$ 203,000	$ 339,000
Credit risk | Customer G | South Korea
Disclosure of major customers [line items]
Percentage of entity's revenue	0.00%	10.00%	45.00%
Accounts receivable	$ 0	$ 583,000	$ 5,209,000